Acquisition (Details) - Sector 42 Technologies, Inc and CubeWerx Inc $ in Thousands	Aug. 02, 2022 USD ($) shares
Acquisition
Percent of ownership interest acquired	100.00%
Purchase price	$ 3,817
Equity interest issued (in shares) | shares	539,233
Deferred consideration	$ 100
Deferred consideration payment period	18 months